Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2012
Registrant Name	dei_EntityRegistrantName	Vanguard Specialized Funds
Central Index Key	dei_EntityCentralIndexKey	0000734383
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 25, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar. 25, 2013
Vanguard Dividend Appreciation Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 29, 2012
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	14.00%
Vanguard Dividend Appreciation Index Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 29, 2012
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	14.00%
Vanguard Dividend Appreciation Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 29, 2012
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	14.00%
Vanguard Dividend Growth Fund | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 29, 2012
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	13.00%
Vanguard Dividend Growth Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 29, 2012
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	13.00%